Investment Strategy - Global X Funds - Global X U.S. Natural Gas ETF	Oct. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Global X U.S. Natural Gas Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), an affiliate of the Fund and the Fund's investment adviser (the “Adviser”). The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the “Index Administrator”), an affiliate of the Index Provider and the Fund.

The Underlying Index, as presently constituted, is designed to track the performance of U.S. listed and domiciled companies involved in the upstream and midstream activities of the Natural Gas and Natural Gas Liquids (“NGL”) value-chain. The Natural Gas and NGL value-chain refers to the various successive stages (“upstream” and “midstream” (each as defined below) in the case of the Underlying Index’s investment focus) involved in locating and developing Natural Gas and NGL, ultimately for distribution and sale. The Underlying Index will exclude companies that are structured as master limited partnerships ("MLPs"). In constructing the Underlying Index, the Index Administrator analyzes industries and business segments within FactSet’s classification system that the Index Administrator considers to be related to the upstream and midstream operations of the Natural Gas and NGL value-chain to create an initial universe of eligible securities. FactSet is an independent leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. Companies that have business activities that are consistent with those of the following sub-themes will be evaluated by the Index Administrator for inclusion in the Underlying Index based on their Natural Gas and NGL proved reserves and revenue attributable to Natural Gas and NGL businesses:

•Upstream: Refers to engagement in the exploration, production and initial processing of Natural Gas and NGL.
•Midstream: Refers to engagement in the onshore pipeline transportation and storage of Natural Gas and NGL and offshore Natural Gas exports and processing.

To be considered for inclusion in the Underlying Index, upstream companies must possess proved Natural Gas and NGL reserves comprising at least 50% of their total proved reserves as per FactSet REVERE Fundamentals. Natural gas shall be converted to Barrels of Oil Equivalent (“BOE”) using the industry standard conversion of 1 BOE = 6,000 cubic feet. Midstream companies must generate at least 50% of their revenue from the stated business activities of the above midstream sub-theme, as determined by the Index Administrator.

To be a part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Administrator. As of October 13, 2025, companies must have a minimum market capitalization of $200 million and an average daily turnover for the last 6 months greater than or equal to $2 million.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced on a semi-annual basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market. At each rebalance, upstream companies with at least 75% of their total proved reserves in Natural Gas and NGL are individually capped at 8%. Upstream companies with less than 75% of their total proved reserves in Natural Gas and NGL and midstream companies are individually capped at 4%. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-, mid-, small-, or micro-capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of October 13, 2025, the Underlying Index had 35 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Administrator and are independent of the Fund's portfolio managers. The Index Administrator determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of October 13, 2025, the Underlying Index was concentrated in the Oil, Gas, and Consumable Fuels industry and had significant exposure to the Energy sector.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Global X U.S. Natural Gas Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of October 13, 2025, the Underlying Index was concentrated in the Oil, Gas, and Consumable Fuels industry and had significant exposure to the Energy sector.